PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
SCHEDULE OF PROVISIONS

	Post-retirement	Rehabilitation
	benefits (1)	provision (2)	Total
	$	$	$
Year ended December 31, 2020
Opening balance	617	1,626	2,243
Termination payments	(113)	-	(113)
Change in estimate	233	-	233
Accretion for the period	40	61	101
Exchange differences	(125)	(131)	(256)
Closing balance	652	1,556	2,208

Current	-	-	-
Non-current	652	1,556	2,208

Year ended December 31, 2021
Opening balance	652	1,556	2,208
Termination payments	(62)	-	(62)
Change in estimate	968	223	1,191
Accretion for the period	236	85	321
Exchange differences	1	(51)	(50)
Closing balance	1,795	1,813	3,608

Current	1,795	-	1,795
Non-current	-	1,813	1,813

(1)	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00% (December 31, 2020 – 4.86%), employee turnover rate of 4% (December 31, 2020 – 22%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 22% (December 31, 2020 – 5.31%), and the revised life of mine plan to mid-2022 (December 31, 2020 – to mid-2024).

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(in thousands of U.S. dollars, except share and per share data)

(2)	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza (December 31, 2020 – both 4.73%), Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa – 2023 and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $1.9 million of which $1.0 million relates to the Platosa mine and $0.9 million relates to the Miguel Auza processing facility.